   Sean Bell
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-8462 fax: (973) 802-9560
   sean.bell@prudential.com

January 13, 2017

Alberto Zapata, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:         Initial Registration Statement filing on Form N-6 for the Pruco Life Insurance Company’s SVUL Protector®

Dear Mr. Zapata:

We are filing with the Commission the initial registration statement on Form N-6 for a new survivorship variable universal life insurance policy issued by Pruco Life Insurance Company (“Pruco”) called PruLife® SVUL Protector® (“the Contract”).  The Contract provides coverage on the lives of two (2) insureds and the death benefit is paid upon the death of the surviving (second-to-die) insured person. The Contract offers the choice of a fixed death benefit, variable death benefit and return of premium death benefit.  The Contract has a contract fund that varies in accordance with the daily performance of the underlying investment options.  Contract owners may elect to invest their contract fund among the available variable investment options and fixed investment option.  Several riders are available under the Contract and may be elected at issue. Pruco Securities, LLC (“Pruco Securities”) acts as the principal underwriter for the Contract.  The Contract will be sold through broker-dealers authorized by Pruco Securities and applicable law, and may also be sold by registered representatives of Pruco Securities.

We request that this registration statement be declared effective by April 14, 2017 to meet Pruco’s internal product launch deadline.  To that end, we would appreciate Staff comments on or before March 1, 2017.  After receiving and addressing Staff comments, we will file a Pre-Effective Amendment to the Registration Statement that may include certain non-material changes and that will include, among other things, financial statements of the Depositor and Registrant, applicable opinions and consents, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding these filings. I can be reached at (973) 802-8462.

Respectfully yours,

/s/ Sean Bell	January 13, 2017
Sean Bell	Date
Vice President and Corporate Counsel
Pruco Life Insurance Company

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